VGOF-P6 06/23

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

SUPPLEMENT DATED JUNE 26, 2023

TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

OF EACH FUND LISTED IN SCHEDULE A (the “Funds”)

The section of the Funds’ SAI titled “Investment Management and Service Provider Information – Portfolio Managers – Portfolio Managers Securities Ownership” is deleted in its entirety and replaced with the following:

The table below identifies ownership of equity securities of the Fund by the portfolio managers responsible for the day-to-day management of the Fund as of October 31, 2022.

Portfolio Managers	Dollar Range of Ownership of Securities ($)
International Growth Fund
Elisa Mazen	100,001-500,000
Michael Testorf	100,001-500,000
Pawel Wroblewski	100,001-500,000

Small Cap Fund
Albert Grosman	100,001-500,000
Brian Lund	500,001-1,000,000

Value Trust
Sam Peters	Over 1,000,000
Jean Yu	Over 1,000,000

SCHEDULE A

Fund	Date of SAI
LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

ClearBridge International Growth Fund	March 1, 2023
ClearBridge Small Cap Fund	March 1, 2023
ClearBridge Value Trust	March 1, 2023

Please retain this supplement for future reference.